Allison Pristash State Street 1 Lincoln Street Mail Stop SFC 0805 Boston, MA 02111 Tel +1 617 662 7031 APristash@StateStreet.com

November 13, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares, Inc.

Securities Act File No. 033-97598

Investment Company Act File No. 811-09102

RE:	iShares Trust (together with iShares, Inc., the “Registrants”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrants and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated October 30, 2020 to the prospectuses for the following funds:

iShares Emerging Markets Dividend ETF

iShares MSCI Emerging Markets Min Vol Factor ETF

iShares MSCI Global Min Vol Factor ETF

iShares MSCI USA Momentum Factor ETF.

The purpose of this filing is to submit the 497 dated October 30, 2020 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Allison Pristash
Allison Pristash

cc: Benjamin Haskin, Esq.